Non-current assets held for sale - Schedule Of Impairment Loss On Non Current Assets Held For Sale (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ (38,924)	$ 0
Fisherton [Member] | Land and buildings [member]
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Impairment loss on non current assets held for sale	$ (38,924)	$ 0